Sales, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Sales, General and Administrative Expenses [Abstract]
Schedule of Sales, General and Administrative Expenses
	For the year ended December 31
	2024	2023	2022
	USD thousands
Salaries, wages and related expenses	925	1,769	1,845
Share-based payments (see also Note 10)	272	823	1,333
Reimbursement of legal fees	(86)	(116)	(63)
Other professional fees	772	1,005	885
Board member remuneration and insurance	627	818	1,152
Board member share-based payments (see also Note 10)	193	284	311
Maintenance expenses	62	196	120
Travel and car expenses	108	130	144
Depreciation	186	197	201
Other	124	131	355

	3,183	5,237	6,283